Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	001-38365
Entity Registrant Name	EYENOVIA, INC.
Entity Central Index Key	0001682639
Entity Tax Identification Number	47-1178401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 Madison Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	833
Local Phone Number	393-6684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EYEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false